UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     November 01, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03779 - Name Change, Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $205,640 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2848    67163 SH       OTHER                   67163        0        0
ADOBE SYS INC                  COM              00724F101     3338   111825 SH       OTHER                  111825        0        0
AETNA INC NEW                  COM              00817Y108     4221    49000 SH       OTHER                   49000        0        0
AIR PRODS & CHEMS INC          COM              009158106     2881    52250 SH       OTHER                   51830      420        0
ALCOA INC                      COM              013817101      257    10510 SH       OTHER                   10510        0        0
ALLSTATE CORP                  COM              020002101     4685    84728 SH       OTHER                   84728        0        0
AMGEN INC                      COM              031162100     2831    35539 SH       OTHER                   34514     1025        0
ANADARKO PETE CORP             COM              032511107     3767    39342 SH       OTHER                   39342        0        0
APPLE COMPUTER INC             COM              037833100     4031    75200 SH       OTHER                   75200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4646   110366 SH       OTHER                  110021      345        0
BB&T CORP                      COM              054937107      970    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      221     8396 SH       OTHER                    7106     1290        0
BEST BUY INC                   COM              086516101     3663    84145 SH       OTHER                   84145        0        0
BP PLC                         SPONSORED ADR    055622104      204     2880 SH       SOLE                     1810     1070        0
CATERPILLAR INC DEL            COM              149123101     2314    39394 SH       OTHER                   39394        0        0
CHEVRON CORP NEW               COM              166764100      909    14046 SH       OTHER                   14046        0        0
CISCO SYS INC                  COM              17275R102     1528    85253 SH       OTHER                   80698     4555        0
CIT GROUP INC                  COM              125581108     1474    32620 SH       OTHER                   32620        0        0
CITIGROUP INC                  COM              172967101     3632    79783 SH       OTHER                   79503      280        0
COCA COLA CO                   COM              191216100      356     8235 SH       OTHER                    8235        0        0
COLGATE PALMOLIVE CO           COM              194162103      250     4733 SH       OTHER                    4733        0        0
COMCAST CORP NEW               CL A SPL         20030N200     3295   114485 SH       OTHER                  114485        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      367    13053 SH       OTHER                   13053        0        0
CONOCOPHILLIPS                 COM              20825C104     4593    65699 SH       OTHER                   64229     1470        0
DEERE & CO                     COM              244199105      540     8820 SH       OTHER                    8820        0        0
DELL INC                       COM              24702R101     2952    86326 SH       OTHER                   84866     1460        0
DU PONT E I DE NEMOURS & CO    COM              263534109      358     9136 SH       OTHER                    9136        0        0
E M C CORP MASS                COM              268648102     1353   104564 SH       OTHER                  104564        0        0
EATON CORP                     COM              278058102      414     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103     2544    61743 SH       OTHER                   61743        0        0
EXELON CORP                    COM              30161N101     5508   103071 SH       OTHER                  103071        0        0
EXXON MOBIL CORP               COM              30231G102     5143    80942 SH       OTHER                   80736      206        0
GENERAL ELEC CO                COM              369604103     6874   204159 SH       OTHER                  203294      865        0
GILLETTE CO                    COM              375766102     2025    34795 SH       OTHER                   34795        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3791    73919 SH       OTHER                   73919        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3774    31040 SH       OTHER                   30930      110        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4048   184500 SH       OTHER                  184500        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      252    14687 SH       OTHER                   14687        0        0
HONEYWELL INTL INC             COM              438516106     3035    80926 SH       OTHER                   80361      565        0
INTEL CORP                     COM              458140100     2323    94255 SH       OTHER                   91345     2910        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      327     4078 SH       OTHER                    3973      105        0
JOHNSON & JOHNSON              COM              478160104     4241    67015 SH       OTHER                   65080     1935        0
KNBT BANCORP INC               COM              482921103      219    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     2204    89453 SH       OTHER                   88573      880        0
MCGRAW HILL COS INC            COM              580645109     4829   100530 SH       OTHER                  100530        0        0
MEDTRONIC INC                  COM              585055106     1792    33415 SH       OTHER                   31985     1430        0
MELLON FINL CORP               COM              58551A108      232     7270 SH       OTHER                    7270        0        0
MERCK & CO INC                 COM              589331107      555    20404 SH       OTHER                   19659      745        0
MERCURY INTERACTIVE CORP       COM              589405109     1676    42334 SH       OTHER                   42334        0        0
MICROSOFT CORP                 COM              594918104      264    10245 SH       OTHER                    6495     3750        0
MORGAN STANLEY                 COM NEW          617446448      401     7443 SH       OTHER                    7013      430        0
NATIONAL PENN BANCSHARES INC   COM              637138108      374    15020 SH       OTHER                   15020        0        0
NIKE INC                       CL B             654106103     2008    24585 SH       OTHER                   24585        0        0
NORFOLK SOUTHERN CORP          COM              655844108      365     9000 SH       SOLE                     9000        0        0
PARKER HANNIFIN CORP           COM              701094104      232     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     4478    78958 SH       OTHER                   78703      255        0
PFIZER INC                     COM              717081103     1297    51937 SH       OTHER                   50387     1550        0
PNC FINL SVCS GROUP INC        COM              693475105      720    12404 SH       OTHER                   11209     1195        0
PPL CORP                       COM              69351T106     6539   202251 SH       OTHER                  202251        0        0
PROCTER & GAMBLE CO            COM              742718109     4491    75529 SH       OTHER                   75439       90        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1702    26441 SH       OTHER                   26441        0        0
QUALCOMM INC                   COM              747525103     3821    85387 SH       OTHER                   85387        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      266    11897 SH       SOLE                    11897        0        0
SBC COMMUNICATIONS INC         COM              78387G103      989    41264 SH       OTHER                   41264        0        0
SCHLUMBERGER LTD               COM              806857108     2210    26196 SH       OTHER                   25221      975        0
STARBUCKS CORP                 COM              855244109     2069    41300 SH       OTHER                   40130     1170        0
STRYKER CORP                   COM              863667101     1496    30269 SH       OTHER                   30144      125        0
SYSCO CORP                     COM              871829107     2172    69229 SH       OTHER                   68929      300        0
TEXAS INSTRS INC               COM              882508104     2663    78563 SH       OTHER                   78563        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     4804    92671 SH       OTHER                   92671        0        0
UNIVEST CORP PA                COM              915271100    24411   882845 SH       OTHER                  882845        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2816    24905 SH       OTHER                   24855       50        0
VERIZON COMMUNICATIONS         COM              92343V104     3459   105826 SH       OTHER                  105826        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     5226   109817 SH       OTHER                  109427      390        0
WALGREEN CO                    COM              931422109     3389    78006 SH       OTHER                   77926       80        0
WELLS FARGO & CO NEW           COM              949746101     4688    80042 SH       OTHER                   79352      690        0